QM ATR Data

Run Date - 08/13/2025 10:42:44 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
200000427	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		08/06/2024	0.00%	Self-Employed	Employed	Non Permanent Resident Alien	ITIN IRS Letter	US Citizen		No
200000418	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		07/26/2024	0.00%	Self-Employed		US Citizen				Yes	$16,353.68
200000409	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		08/07/2024	0.00%	Self-Employed		US Citizen				Yes	$49,560.40
200000408	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		08/16/2024	0.00%	Self-Employed	Self-Employed	US Citizen		US Citizen		Yes	$15,751.52